CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Millions, unless otherwise specified	Total	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Balance at Jan. 31, 2010	$ 688	$ 2,643	$ (1,944)	$ (11)
Changes in equity
Equity contribution	1	1
Net loss	(619)		(619)
Other comprehensive income (loss):
Other comprehensive income (loss) - foreign currency translation adjustment	9			9
Unrealized gains on derivatives, net of tax of $(1)	1			1
Stock-based compensation	17	17
Other	(1)	(1)
Balance at Jan. 30, 2011	96	2,660	(2,563)	(1)
Changes in equity
Net loss	(543)		(543)
Other comprehensive income (loss):
Other comprehensive income (loss) - foreign currency translation adjustment	(1)			(1)
Stock-based compensation	20	20
Balance at Jan. 29, 2012	(428)	2,680	(3,106)	(2)
Changes in equity
Net loss	(1,179)		(1,179)
Other comprehensive income (loss):
Stock-based compensation	16	16
Balance at Feb. 03, 2013	$ (1,591)	$ 2,696	$ (4,285)	$ (2)